Programming Content	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Starz Business of Lions Gate Entertainment Corp
Programming Content
3
. Programming Content
The predominant monetization strategy for all of the Starz Business’s programming content (which includes licensed program rights and owned and produced films and television programs) is as a group. Total programming content is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Licensed program rights, net of accumulated amortization	$1,069.7	$919.4

Owned and produced films and television programs:
Released, net of accumulated amortization	11.7	15.6
Completed and not released	1.4	—
In progress	—	5.0
In development	3.6	2.9

	16.7	23.5

Programming content, net	$1,086.4	$942.9

Amortization of programming content is as follows and was included in direct operating expense in the unaudited condensed combined statements of operations:

	Nine Months Ended December 31,
	2024	2023
	(Amounts in millions)
Amortization expense:
Licensed program rights	$504.3	$392.5
Owned and produced films and television programs	16.1	80.0

	$520.4	$472.5

3. Programming Content
The predominant monetization strategy for all of the Starz Business’s programming content (which includes licensed program rights and owned and produced films and television programs) is as a group. Total programming content is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Licensed program rights, net of accumulated amortization	$919.4	$840.7

Owned and produced films and television programs:
Released, net of accumulated amortization	15.6	67.0
Completed and not released	—	122.7
In progress	5.0	—
In development	2.9	4.1

	23.5	193.8

Programming content, net	$942.9	$1,034.5

Amortization of programming content is as follows and was included in direct operating expense in the combined statement of operations:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Amortization expense:
Licensed program rights	$544.5	$596.0	$536.8
Owned and produced films and television programs	82.0	49.0	56.2

	$626.5	$645.0	$593.0

The table below summarizes estimated future amortization expense for the Starz Business’s programming content as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027
	(Amounts in millions)
Estimated future amortization expense:
Licensed program rights	$475.1	$161.2	$108.8
Released owned and produced films and television programs	5.0	3.9	4.3
Impairments.
Programming content includes write-downs to fair value.
During the fiscal years ended March 31, 2024 and 2023, the Starz Business recorded content impairment charges of $213.0 million and $87.6 million, respectively, related to restructuring plan initiatives, which included a strategic review of content performance across Starz’s platforms resulting in certain programming being removed from those platforms and written down to fair value. These charges are included in restructuring and other in the combined statements of operations and excluded from segment operating results.
During the fiscal year ended March 31, 2022, in preparation of the planned completion of the Transactions, the Starz Business performed a strategic review of original programming on the STARZ platform, prior to the broader restructuring plan which began in fiscal 2023, and identified certain titles with limited strategic purpose which were removed from the STARZ service and abandoned. As a result, the Starz Business recorded content impairment charges of $33.0 million, which are included in direct operating expense in the combined statements of operations and excluded from segment operating results for Starz Networks.
See Note 13 and Note 14 for further information. See Note 2 for additional content impairment charges related to discontinued operations.